Commitments and Contingencies, textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure
Insurance Maximum Amount	$ 1,000,000
Contract for Hull No J0131
Contract Cancellation [Line Items]
Unrecorded contingent gain	3,188
Accrued Interest Earned Related To Asset Puchase Cancellations	4,153
Capitalized expense	887
Legal expense	$ 78